13F

12/31/09

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, February 16, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total: 8,776,225
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

	                         TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                                   SHS        H0023R105 97866    1941800  SH       SOLE            1941800
Aetna Inc.                                 COM        00817Y108 189198   5968400  SH       SOLE            5968400
Allegheny Energy Inc                       COM        017361106 33322    1419200  SH       SOLE            1419200
Aon Corp                                   COM        037389103 152681   3982300  SH       SOLE            3982300
Apollo Group Inc.                          CL A       037604105 5755     95000    SH       SOLE            671300
Atlas Energy, Inc                          COM        049298102 12795    424545   SH       SOLE            424545
Autodesk Inc                               COM        052769106 224741   8844601  SH       SOLE            8844601
Banco Santander Brasil SA - ADS       ADS REP 1 UNIT  05967A107 49875    3577900  SH   	   SOLE            3577900
Bank of America Preferred-S-common equivalent UNIT 99/99/9999 060505419  372606   24973600 SH       SOLE   24973600
Beckman Coulter Inc.                       COM        075811109 230547   3523032  SH       SOLE            3523032
Biovail Corp                               COM        09067J109 46281    3315323  SH       SOLE            3315323
Brocade Communication Systems              COM NEW    111621306 35670    4675000  SH       SOLE            4675000
CapitalOne Financial                       COM        14040H105 205742   5366268  SH       SOLE            5366268
Chicago Mercantile Exchange                COM        12572Q105 105928   315300   SH       SOLE            315300
Cigna Corp.                                COM        125509109 219994   6237447  SH       SOLE            6237447
Citigroup Inc                              COM        172967101 90286    27276882 SH       SOLE            27276882
CSX Corporation                            COM        126408103 327559   6755200  SH       SOLE            6755200
CVS/Caremark Corp                          COM        126650100 198887   6174700  SH       SOLE            6174700
Danaher Corp                               COM        235851102 221772   2949100  SH       SOLE            2949100
DaVita Inc.                                COM        23918K108 96941    1650350  SH       SOLE            1650350
Devon Energy Corporation                   COM        25179M103 55426    754100   SH       SOLE            754100
DIRECTV                                    COM CL A   25490A101 152399   4569700  SH       SOLE            4569700
Dollar General Corp                        COM        256677105 51936    2315500  SH       SOLE            2315500
Express Scripts Inc - Cl A                 COM        302182100 352275   4076319  SH       SOLE            4076319
Flowserve Corporation                      COM        34354P105 180883   1913500  SH       SOLE            1913500
Franklin Resources Inc                     COM        354613101 93656    889000   SH       SOLE            889000
Goodrich Corporation                       COM        382388106 275760   4291998  SH       SOLE            4291998
Google Inc.                                CL A       38259P508 127892   206285   SH       SOLE            206285
Halliburton Company                        COM        406216101 94681    3146600  SH       SOLE            3146600
Health Mgmt Associates Inc-A               CL A       421933102 47303    6506700  SH       SOLE            6506700
Hess Corp                                  COM        42809H107 110926   1833500  SH       SOLE            1833500
Hewlett-Packard Co.                        COM        428236103 225438   4376600  SH       SOLE            4376600
Host Hotels & Resorts Inc                  COM        44107P104 50209    4302400  SH       SOLE            4302400
Illumina Inc.                              COM        452327109 36472    1188816  SH       SOLE            1188816
Ingersoll-Rand PLC                         SHS        G47791101 32012    895700   SH       SOLE            895700
Invesco Limited                            SHS        G491BT108 642526   27353200 SH       SOLE            27353200
JP Morgan Chase & Co.                      COM        46625H100 339047   8136500  SH       SOLE            8136500
Lincare Holdings Inc                       COM        532791100 87894    2366900  SH       SOLE            2366900
Manulife Financial Corp.                   COM        56501R106 67308    3670000  SH       SOLE            3670000
Mastercard Inc                             CL A       57636Q104 527560   2060946  SH       SOLE            2060946
Metlife Inc.                               COM        59156R108 28600    809065   SH       SOLE            809065
ModusLink Global Solutions                 COM        60786L107 1        146      SH       SOLE            146
News Corporation                           CL A       65248E104 121131   8848200  SH       SOLE            8848200
NRG Energy Inc                             COM NEW    629377508 124571   5276213  SH       SOLE            5276213
Oracle Corporation                         COM        68389X105 120486   4911800  SH       SOLE            4911800
Owens-Illinois, Inc                        COM NEW    690768403 35864    1091111  SH       SOLE            1091111
Pall Corp                                  COM        696429307 44902    1240400  SH       SOLE            1240400
Palm Inc                                   COM        696643105 1021     101798   SH       SOLE            101798
Pfizer Inc.                                COM        717081103 31004    1704500  SH       SOLE            1704500
Pharmaceutical  Product Devel              COM        717124101 2662     113600   SH       SOLE            113600
Qualcomm Inc                               COM        747525103 76786    1659900  SH       SOLE            1659900
Qwest Comunications Int'l                  COM        749121109 34132    8107400  SH       SOLE            8107400
Rockwell Collins Inc                       COM        774341101 64333    1162100  SH       SOLE            1162100
Smithfield Foods Inc                       COM        832248108 25914    1706000  SH       SOLE            1706000
The Manitowoc Company                      COM        563571108 30897    3099000  SH       SOLE            3099000
The Sherwin-Williams Company               COM        824348106 49449    802100   SH       SOLE            802100
The Walt Disney Co.                        COM DISNEY 254687106 166297   5156500  SH       SOLE            5156500
Tyco International LTD                     SHS        H89128104 186463   5226000  SH       SOLE            5226000
Universal Health Services Inc              CL B       913903100 19169    628500   SH       SOLE            628500
Virgin Media Inc                           COM        92769L101 87145    5177957  SH       SOLE            5177957
Visa Inc                                   COM CL A   92826C839 699507   7998027  SH       SOLE            7998027
Wellpoint, Inc.                            COM        94973V107 274872   4715604  SH       SOLE            4715604
Wells Fargo Company                        COM        949746101 80970    3000000  SH       SOLE            3000000


S REPORT SUMMARY 63 DATA RECORDS